UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9012

Smith Barney Institutional Cash Management Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31,

Date of reporting period: August 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INSTITUTIONAL CASH

MANAGEMENT FUND, INC.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

MUNICIPAL PORTFOLIO

FORM N-Q

AUGUST 31, 2004

CASH PORTFOLIO

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER - 54.7%
$32,903,000	Amstel Funding Corp. matures 9/16/04 (a)	1.08%	$32,888,262
95,000,000	Atlantis One Funding mature 9/21/04 to 2/15/05 (a)	1.13 to 1.88	94,591,088
29,680,000	Atomium Funding Corp. matures 9/15/04 (a)	1.56	29,661,994
92,507,000	Brahms Funding Corp. mature 9/10/04 to 9/27/04 (a)	1.56 to 1.65	92,460,227
27,037,000	Bryant Park Funding LLC matures 9/22/04 (a)	1.55	27,012,554
22,588,000	Cancara Asset Securization Ltd. matures 9/8/04 (a)	1.52	22,581,324
91,929,000	Cobbler Funding LLC mature 9/7/04 to 1/27/05 (a)	1.53 to 1.87	91,485,409
50,323,000	Fenway Funding LLC matures 9/1/04 (a)	1.50	50,323,000
16,000,000	Galaxy Funding Inc. matures 9/2/04 (a)	1.50	15,999,333
104,744,000	Georgetown Funding Co. mature 9/7/04 to 10/15/04 (a)	1.54 to 1.60	104,621,490
100,000,000	Goldman Sachs Group Inc. matures 3/21/05 (a)	1.72	100,000,000
34,500,000	Grampian Funding LLC matures 12/22/04 (a)	1.80	34,308,947
39,760,000	Hannover Funding Co. LLC mature 9/1/04 to 9/15/04 (a)	1.50 to 1.55	39,754,117
56,902,000	Harwood Street Funding II matures 9/23/04 (a)	1.58	56,847,406
23,000,000	ING U.S. Funding LLC matures 10/6/04	1.60	22,964,222
36,305,000	Ivory Funding Corp. matures 1/27/05 (a)	1.87	36,028,880
39,235,000	Lake Constance Funding LLC matures 9/24/04 (a)	1.56	39,195,896
110,000,000	Main Street Warehouse Funding LLC mature 9/10/04 to 10/1/04 (a)	1.60 to 1.68	109,896,278
54,265,000	Mane Funding Corp. mature 9/17/04 to 9/21/04 (a)	1.48 to 1.54	54,225,379
45,840,000	Market Street Funding Corp. matures 9/14/04 (a)	1.55	45,814,342
37,300,000	Mica Funding LLC matures 9/22/04 (a)	1.56	37,266,057
25,000,000	Mitten GMAC Mortgage Corp. matures 9/20/04	1.58	24,979,153
50,000,000	Moat Funding LLC matures 9/16/04 (a)	1.49	49,969,167
83,420,000	Nieuw Amsterdam Receivables mature 9/7/04 to 2/10/05	1.50 to 1.87	83,200,185
25,000,000	Nordea North America, Inc. matures 10/6/04	1.16	24,972,049
25,000,000	Nyala Funding LLC matures 10/15/04 (a)	1.66	24,949,583
37,125,000	Polonius Inc. matures 9/15/04 (a)	1.55	37,102,622
58,500,000	Premier Asset Collateralized Entity LLC mature 9/1/04 to 9/3/04 (a)	1.50 to 1.52	58,496,200
16,687,000	Regency Markets No. 1 LLC matures 9/1/04 (a)	1.50	16,687,000
34,670,000	Saint Germain Holdings Ltd. mature 10/4/04 to 10/26/04 (a)	1.59 to 1.65	34,593,267
23,031,000	Solitaire Funding LLC matures 9/22/04 (a)	1.55	23,010,176
113,587,000	Tasman Funding Inc. mature 9/9/04 to 9/27/04 (a)	1.11 to 1.56	113,509,009
30,000,000	Tulip Funding Corp. matures 11/26/04 (a)	1.81	29,871,000
93,011,000	Victory Receivables Corp. mature 9/1/04 to 9/17/04 (a)	1.50 to 1.56	92,966,707
25,000,000	Westpac Capital Corp. matures 10/6/04	1.16	24,972,049
20,193,000	White Pine Finance LLC matures 2/15/05 (a)	1.92	20,015,021

	TOTAL COMMERCIAL PAPER (Cost - $1,797,219,393)		1,797,219,393

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
CORPORATE NOTES - 11.3%
$50,000,000	Blue Heron Funding Ltd. matures 5/27/05 (a)	1.67%	$50,000,000
50,000,000	Links Finance LLC matures 8/15/05 (a)	1.70	50,033,637
50,910,000	Merrill Lynch & Co. matures 4/28/05	1.84	50,985,275
25,000,000	Premier Asset Collateralized Entity LLC matures 12/15/04 (a)	1.56	24,998,600
45,000,000	Sigma Finance Inc. matures 2/25/05 (a)	1.68	45,021,792
30,000,000	Stanfield Victoria LLC matures 3/15/05 (a)	1.56	29,995,993
50,000,000	Whistlejacket Capital LLC matures 5/13/05 (a)	1.32	49,991,208
70,000,000	White Pine Finance LLC mature 11/15/04 to 3/10/05 (a)	1.52 to 1.56	69,990,949

	TOTAL CORPORATE NOTES (Cost - $371,017,454)		371,017,454

CERTIFICATES OF DEPOSIT - 3.8%
126,000,000	Wells Fargo Bank NA mature 9/14/04 to 9/20/04 (Cost - $125,999,995)	1.53	125,999,995

FOREIGN CERTIFICATES OF DEPOSIT - 23.5%
75,000,000	Abbey National Treasury Service matures 9/27/04	1.55	75,000,000
25,000,000	Aust & NZ Banking Group NY matures 12/14/04	1.71	25,000,000
102,250,000	Barclays Bank PLC mature 9/7/04 to 10/6/04	1.10 to 1.56	102,248,066
31,000,000	BNP Paribas NY Branch matures 9/7/04	1.45	30,998,223
30,000,000	Calyon NY matures 12/30/04	1.80	29,994,464
36,000,000	Deutsche Bank matures 11/23/04	1.72	35,996,674
20,000,000	Dexia Bank NY Branch matures 9/14/04	1.52	20,000,000
50,000,000	HBOS Treasury Services NY matures 2/16/05	1.85	50,000,000
78,900,000	KBC Bank NV mature 9/30/04 to 12/30/04	1.15 to 1.30	78,903,212
46,000,000	LandesBank Hess mature 10/28/04 to 12/31/04	1.71 to 1.78	46,003,563
45,000,000	Lloyds TSB Bank PLC mature 12/14/04 to 12/31/04	1.27 to 1.71	44,965,460
75,000,000	Svenska Handelsbanken NY matures 9/16/04	1.52	75,000,000
97,000,000	Toronto Dominion Bank NY mature 9/20/04 to 12/28/04	1.50 to 1.68	96,953,396
60,200,000	Unicredito Italiano S.p.A. NY mature 10/6/04	1.15 to 1.55	60,200,483

	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost - $771,263,541)		771,263,541

MEDIUM-TERM NOTE - 1.4%
45,000,000	Morgan Stanley & Co. matures 7/1/05 (Cost - $45,000,000)	1.58	45,000,000

U. S. GOVERNMENT AGENCIES & INSTRUMENTALITIES - 4.1%
63,573,000	Federal Home Loan Mortgage Discount Notes mature 9/28/04 to 12/30/04	1.07 to 1.76	63,369,626
70,000,000	Federal National Mortgage Association matures 12/13/04	1.34	69,998,058

	TOTAL U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES
	(Cost - $133,367,684)		133,367,684

See Notes to Schedule of Investments.

CASH PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT - 1.1%
$37,892,000	Deutsche Bank dated 8/31/04, 1.570% due 9/1/04; Proceeds at maturity - $37,893,653; (Fully collateralized by U.S. Government Agency obligations, 0.000% due 9/9/04; Market value - $38,650,534) (Cost - $37,892,000)	$37,892,000

	TOTAL INVESTMENTS - 99.9% (Cost - $3,281,760,067*)	3,281,760,067
	Other Assets in Excess of Liabilities - 0.1%	2,400,618

	TOTAL NET ASSETS - 100.0%	$3,284,160,685

(a)	Security is exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. AGENCIES & INSTRUMENTALITIES - 83.4%
$125,000,000	Federal Farm Credit Bank mature 03/3/05 to 12/14/05	1.28% to 1.54%	$124,959,428
32,211,000	Federal Farm Credit Discount Notes mature 9/8/04 to 10/18/04	1.03 to 1.15	32,181,011
35,000,000	Federal Home Loan Bank mature 10/7/04 to 3/1/05	1.45 to 1.60	34,998,589
255,654,000	Federal Home Loan Bank Discount Notes mature 9/10/04 to 11/19/04	1.12 to 1.51	255,417,747
240,890,000	Federal Home Loan Mortgage Corp. Discount mature 9/14/04 to 2/8/05	1.26 to 1.85	240,172,941
167,500,000	Federal National Mortgage Association mature 1/3/05 to 9/15/05	1.40 to 1.65	167,438,265
98,655,000	Federal National Mortgage Association Discount Notes mature 9/15/04 to 12/10/04	1.16 to 1.56	98,491,262

	TOTAL U.S. AGENCIES & INSTRUMENTALITIES
	(Cost - $953,659,243)		953,659,243

REPURCHASE AGREEMENT - 16.6%
189,896,000	Deutsche Bank Securities Inc., dated 8/31/04, 1.570% due 9/1/04; Proceeds at maturity - $189,904,282; (Fully collateralized by various U.S. Government Agency obligations, 0.000% to 4.375% due 9/15/04 to 7/17/13; Market Value - $193,694,843) (Cost - $189,896,000)		189,896,000

	TOTAL INVESTMENTS - 100.0% (Cost - $1,143,555,243*)		1,143,555,243
	Other Assets in Excess of Liabilities - 0.0%		397,646

	TOTAL NET ASSETS - 100.0%		$1,143,952,889

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Alabama - 1.9%
$34,500,000	A-1+	Jefferson County AL Sewer Revenue Series C-2 XLCA-Insured 1.35% VRDO	$34,500,000

Arizona - 2.6%
8,000,000	A-1	Apache County AZ Tucson Electric Power Industrial Development Revenue 1.40% VRDO	8,000,000
		Phoenix AZ Civic Improvement Wastewater Revenue
10,000,000	A-1+	1.18% due 10/7/04 TECP	10,000,000
4,000,000	A-1+	1.40% due 4/7/05 TECP	4,000,000
9,000,000	A-1+	Pima County AZ IDR Lease Purchase 1.45% VRDO	9,000,000
15,000,000	NR†	Tempe AZ IDR Living Friendship Revenue Project Series C 1.33% VRDO	15,000,000

			46,000,000

Arkansas - 0.2%
3,250,000	A-1	Sheridan AR IDR Kohler Co. Project 1.38% VRDO	3,250,000

Colorado - 3.8%
4,605,000	A-1	Adams County CO Hospital Platte Valley Medical Center Project Series A 1.40% VRDO	4,605,000
4,450,000	VMIG 1*	Arapahoe County CO Excelsior Youth Centers Inc. 1.38% VRDO	4,450,000
4,150,000	A-1+	Arvada CO Water FSA-Insured 1.30% VRDO	4,150,000
7,000,000	A-1+	Colorado HFA 1.13% due 11/1/04	7,000,000
25,000,000	SP-1+	Colorado State General Funding Revenue 3.00% due 6/27/05	25,286,162
4,280,000	A-1+	E-470 Public Highway Authority Vehicle Registration Fee Revenue MBIA-Insured 1.35% VRDO	4,280,000
9,015,000	VMIG 1*	Fiddlers Business Improvement District CO Greenwood Village GO 1.40% VRDO	9,015,000
1,080,000	A-1+	La Plata County CO PCR Amoco Project 0.95% due 3/1/05	1,080,000
7,500,000	A-1+	Regional Transportation District CO COP Series 2001 A 1.35% due 2/2/05 TECP	7,500,000

			67,366,162

Delaware - 0.4%
8,050,000	A-1+	Delaware State EDA St. Andrews School Project 1.33% VRDO	8,050,000

District of Columbia - 1.1%
		District of Columbia Revenue:
2,630,000	A-1+	American Psychological Association 1.38% VRDO	2,630,000
14,000,000	A-1+	Henry J Kaiser Foundation 1.35% VRDO	14,000,000
3,635,000	NR†	National Museum of Women Arts 1.43% VRDO	3,635,000

			20,265,000

Florida - 6.5%
14,075,000	A-1	Broward County FL School Board COP MSTC Series 9033 FSA-Insured PART 1.41% VRDO	14,075,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Florida - 6.5% (continued)
$14,215,000	A-1+	Charlotte County FL Utility Revenue Series A 1.34% VRDO	$14,215,000
9,990,000	A-1	Florida Board of Education MSTC Series 00-9007 FGIC-Insured PART 1.41% VRDO	9,990,000
		Florida Local Government Commission Pooled Program Series A TECP:
2,378,000	A-1	1.00% due 9/1/04	2,378,000
2,950,000	A-1	1.10% due 10/7/04	2,950,000
10,000,000	A-1	1.15% due 10/12/04	10,000,000
6,625,000	A-1+	Gulf Breeze FL Revenue Muni Bond Fund Series A 1.32% VRDO	6,625,000
1,000,000	A-1+	Highlands County FL Health Facilities Authority Adventist Health System Series A MBIA-Insured 1.33% VRDO	1,000,000
3,800,000	A-1+	Hillsborough County FL Educational Facilities Authority Southwest Florida College 1.38% VRDO	3,800,000
4,000,000	NR†	Hillsborough County FL IDA Tampa Met Area YMCA Project 1.38% VRDO	4,000,000
3,560,000	A-1+	Hillsborough County FL Port District IDR Petroleum Packers Project 1.38% VRDO	3,560,000
11,930,000	A-1	Hillsborough FL School District Sales Tax Revenue MSTC Series 9032 AMBAC-Insured PART 1.41% VRDO	11,930,000
2,000,000	A-1	Manatee County FL Pollution Control Project 1.33% VRDO	2,000,000
5,710,000	NR†	Miami-Dade County FL Carrollton School Project 1.33% VRDO	5,710,000
3,820,000	NR†	Miami-Dade County FL IDA Gulliver School Project 1.38% VRDO	3,820,000
4,400,000	NR†	Orange County FL IDR Central YMCA Project Series A 1.38% VRDO	4,400,000
2,200,000	VMIG 1*	Pasco FL HFA MFH Carlton Arms Project 1.45% VRDO	2,200,000
5,900,000	A-1+	Pinellas FL IDR YMCA Suncoast Project 1.33% VRDO	5,900,000
3,660,000	Aa2*	Tallahassee-Leon County Civic Center Authority Series B 1.33% VRDO	3,660,000
3,400,000	VMIG 1*	Volusia County FL MFH Anatole Apartments 1.33% VRDO	3,400,000

			115,613,000

Georgia - 2.6%
2,400,000	A-1	Bibb County GA Development Authority Tattnall Square Academy 1.38% VRDO	2,400,000
3,545,000	Aa2*	De Kalb County GA Development Authority St. Martins Episcopal School 1.38% VRDO	3,545,000
2,880,000	A-1	Macon-Bibb County GA IDR I-75 Business Parking and Airport Project 1.38% VRDO	2,880,000
1,180,000	A-1+	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue Series PA - 528 MBIA-Insured PART 1.38% VRDO	1,180,000
4,000,000	A-1	Private Colleges & Universities Authority GA Emory University Series SG 146 1.30% due 12/2/04	4,000,000
9,000,000	Aa2*	Rabun County GA Development Authority Rabun Gap-Nacoochee Project 1.33% VRDO	9,000,000
2,400,000	A-1	Richmond County GA Education Facilities Saint Mary Project 1.33% VRDO	2,400,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Georgia - 2.6%(continued)
$16,945,000	VMIG 1*	Richmond County GA Hospital Authority University Health Services Inc. Project 1.33% VRDO	$16,945,000
4,310,000	VMIG 1*	Union County GA Development Authority Revenue Boy Scouts of America Atlanta Project 1.33% VRDO	4,310,000

			46,660,000

Illinois - 10.5%
		Chicago IL GO:
5,000,000	A-1+	Equipment Notes 1.15% due 2/3/05	5,000,000
8,900,000	A-1	MSTC Series 9012 FGIC-Insured PART 1.41% VRDO	8,900,000
5,000,000	A-1+	Variable Series B 1.34% VROD	5,000,000
44,900,000	A-1+	Chicago IL Tax Increment Senior Lien Tax Allocation Series A 1.35% VRDO	44,900,000
7,185,000	A-1+	Crestwood IL Tax Increment Revenue Cicero Redevelopment Project 1.37% VRDO	7,185,000
8,000,000	A-1	Du Page County IL Transportation Revenue MSTC Series 9010 FSA-Insured PART 1.41% VRDO	8,000,000
		Illinois DFA:
6,900,000	A-1+	Evanston N. Western Series A 1.35% VRDO	6,900,000
2,000,000	VMIG 1*	Mount Carmel High School Project 1.35% VRDO	2,000,000
		Illinois Health Facilities Authority:
		Alexian Brothers Medical Center Series D MBIA-Insured TECP:
1,845,000	A-1+	1.17% due 10/4/04	1,845,000
9,725,000	A-1+	1.15% due 10/18/04	9,725,000
1,900,000	A-1+	Carle Foundation Series B 1.35% VRDO	1,900,000
3,870,000	A-1	Franciscan Eldercare Service Series C 1.32% VRDO	3,870,000
		Pekin Memorial Hospital:
10,000,000	VMIG 1*	Series 97 1.40% VRDO	10,000,000
12,485,000	VMIG 1*	Series B 1.40% VRDO	12,485,000
4,700,000	VMIG 1*	Series C 1.40% VRDO	4,700,000
9,985,000	A-1	Illinois State GO Series 378 FGIC-Insured PART 1.35% due 4/21/05	9,985,000
		Illinois State Toll Highway Authority FSA-Insured:
4,400,000	A-1	MSTC 98-67 PART 1.40% VRDO	4,400,000
5,000,000	A-1+	Series 98 B 1.33% VRDO	5,000,000
1,500,000	VMIG 1*	Series B 1.33% VRDO	1,500,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority IL State Tax Revenue MSTC Series 2024 FGIC-Insured PART 1.41% VRDO	15,870,000
6,400,000	A-1	Schaumburg IL MFH Windsong Apartment Project 1.35% VRDO	6,400,000
		University of Illinois:
3,000,000	A-1+	Health Services Facilities System Series B 1.35% VRDO	3,000,000
10,145,000	A-1	MSTC Series 9031 AMBAC-Insured PART 1.41% VRDO	10,145,000

			188,710,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Indiana - 1.7%
$4,000,000	Aa2*	Crawfordsville IN IDR National Service Industries Inc. Project 1.38% VRDO	$4,000,000
5,000,000	SP-1+	Indiana Bond Bank Advance Program Notes Series A 2.00% due 1/25/05	5,017,746
3,350,000	VMIG 1*	Indiana State EFA Marian College Project 1.35% VRDO	3,350,000
5,530,000	A-1+	Indiana University Revenues Student Residence System 1.34% VRDO	5,530,000
7,000,000	A-1+	Marshall County IN EDA Culver Educational Foundation Project 1.35% VRDO	7,000,000
4,700,000	A-1	Warren Township IN School Building Corp. MERLOT Series A52 FGIC-Insured PART 1.40% VRDO	4,700,000

			29,597,746

Iowa - 0.7%
		Iowa Finance Authority:
2,000,000	VMIG 1*	MFH Cedarwood Hills Project Series A 1.38% VRDO	2,000,000
6,000,000	A-1+	Small Business Development 1.33% VRDO	6,000,000
4,125,000	NR†	Mason City IA IDR Supervalue Inc. Project 1.40% VRDO	4,125,000

			12,125,000

Kansas - 0.4%
7,500,000	A-1	Lenexa KS Health Care Facility Lakeview Village Inc. Series B 1.35% VRDO	7,500,000

Kentucky - 3.3%
590,000	Aa3*	Franklin County KY School District Finance Corp. 3.00% due 4/1/05	595,418
6,420,000	VMIG 1*	Fulton County KY United Healthcare Hospital Co. 1.40% VRDO	6,420,000
		Hancock County KY PCR Southwire Co. Project:
21,685,000	NR†	Series A 1.52% VRDO	21,685,000
1,000,000	NR†	Series B 1.52% VRDO	1,000,000
12,000,000	SP-1	Kentucky Association of Counties COP 3.00% due 6/30/05	12,128,831
7,000,000	A-1	Kentucky State Property & Buildings Commission MSTC Series 9027
		FSA-Insured PART 1.41% VRDO	7,000,000
1,000,000	AAA	Louisville and Jefferson County KY Metropolitan Sewer and Drain System Series A AMBAC-Insured 6.50% due 11/15/04	1,030,927
9,505,000	A-1+	Williamsburg KY Education Building Revenue Cumberland 1.32% VRDO	9,505,000

			59,365,176

Louisiana - 1.3%
15,000,000	A-1+	Louisiana Local Government Environment Facilities and Community Development BASF Corp. Project Series B 1.40% VRDO	15,000,000
3,550,000	A-1+	Louisiana State Offshore Terminal Authority Deep Water Port Series B 1.35% VRDO	3,550,000
5,000,000	Aa2*	Ouachita Parish LA IDR Sulzer Escher Wyss Project 1.40% VRDO	5,000,000

			23,550,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Maryland - 3.4%
$9,000,000	A-1+	Baltimore MD IDA Capital Acquisition 1.35% VRDO	$9,000,000
10,197,000	A-1	Howard County MD MFH Series PT - 1021 FNMA PART 1.37% VRDO	10,197,000
10,000,000	VMIG 1*	Maryland State CDA Department Housing and Community Development Series D 1.17% due 12/21/04	10,000,000
1,900,000	VMIG 1*	Maryland State Health and Higher Education Facilities Authority Medlantic/Helix Systems Series 829 FSA-Insured PART 1.36% VRDO	1,900,000
8,500,000	A-1+	Montgomery County MD GO Series 2002 1.18% due 12/1/04 TECP	8,500,000
20,600,000	A-1+	Montgomery County MD Howard Beach Medical Center 1.34% VRDO	20,600,000

			60,197,000

Massachusetts - 0.4%
7,635,000	VMIG 1*	Massachusetts State DFA Notre Dame Healthcare Center 1.40% VRDO	7,635,000

Michigan - 4.7%
11,800,000	VMIG 1*	Detroit MI Downtown Development Authority Millender Center Project 1.40% VRDO	11,800,000
5,000,000	VMIG 1*	Detroit MI Sewer MERLOT Series I FGIC-Insured PART 1.40% VRDO	5,000,000
		Michigan State Building Authority:
20,000,000	A-1	Series 3 1.15% due 9/9/04 TECP	20,000,000
9,995,000	VMIG 1*	Series 516 PART 1.36% VRDO	9,995,000
		Michigan State GO:
5,000,000	SP-1+	Series A 2.00% due 9/30/04	5,004,028
		Series B TECP:
5,000,000	A-1+	1.10% to due 12/1/04	5,000,000
14,750,000	A-1+	1.25% to due 12/1/04	14,750,000
		Saline MI EDA:
7,000,000	VMIG 1*	Association Spring Project Series 88 1.37% VRDO	7,000,000
4,850,000	A-1+	Evangelical Homes Project 1.35% VRDO	4,850,000

			83,399,028

Minnesota - 0.2%
1,270,000	VMIG 1*	Minnesota State High Education Facilities Concorida University 1.37% VRDO	1,270,000
2,900,000	A-1+	Minneapolis MN Seed Academy Harvest Prep School 1.48% VRDO	2,900,000

			4,170,000

Mississippi - 0.3%
5,350,000	NR†	Newton MS IDR La-Z-Boy Chair Co. Project 1.38% VRDO	5,350,000

Missouri - 0.8%
6,500,000	A-1	Boone County MO IDA Retirement Center Terrace Apartments Project 1.36% VRDO	6,500,000
		Missouri State HEFA School District Advance Funding Program Notes:
1,000,000	SP-1+	Bayless School District - A 1.15% due 10/29/04	1,000,000
2,500,000	SP-1+	Jefferson City School Series H 1.15% due 10/29/04	2,500,000
4,000,000	SP-1+	Liberty 53 School District Series J 1.15% due 10/29/04	4,000,000

			14,000,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Montana - 0.2%
$3,925,000	A-1+	Montana State Board EDR Farmers Union Central Project 1.40% VRDO	$3,925,000

National - 2.1%
30,695,000	VMIG 1*	Clipper Tax Exempt Trust Certificate Partnership Series A FSA-Insured PART 1.44% VRDO	30,695,000
6,980,000	NR†	Macon Trust Pooled Certificate Series 98A MBIA-Insured PART 1.47% VRDO	6,980,000

			37,675,000

Nebraska - 1.5%
		Nebraska Student Loan Nebhelp Series B MBIA Insured:
26,305,000	A-1+	1.35% VRDO	26,305,000

New Hampshire - 0.6%
1,000,000	NR†	New Hampshire Bond Bank 5.625% due 8/15/05	1,037,422
3,700,000	VMIG 1*	New Hampshire HEFA Exeter Hospital 1.39% VRDO	3,700,000
5,765,000	A-1+	New Hampshire Higher Education Mary Hitchcock FGIC-Insured 1.34% VRDO	5,765,000

			10,502,422

New Jersey - 1.4%
25,000,000	SP-1+	New Jersey State Transportation 3.00% due 6/24/05	25,300,449

New Mexico - 1.1%
8,710,000	A-1+	New Mexico Inc. Housing Authority Lease Region III Lease Purchase Program Class A 1.37% VRDO	8,710,000
3,105,000	VMIG 1*	New Mexico State Hospital Equipment Loan Council Rehoboth Mckinley Health 1.41% VRDO	3,105,000
7,625,000	A-1+	University of New Mexico University Revenue Series B 1.35% VRDO	7,625,000

			19,440,000

New York - 0.4%
6,500,000	A-1+	Triboro Bridge & Tunnel Authority NY Series A 1.33% VRDO	6,500,000

North Carolina - 2.5%
7,210,000	A-1	Buncombe County NC GO Series B 1.35% VRDO	7,210,000
2,600,000	A-1+	Mecklenburg County NC GO Series C 1.30% VRDO	2,600,000
11,465,000	A-1	North Carolina Medical Capital Facilities Finance Agency Student Revenue Housing Facilities Winston Salem State University 1.34% VRDO	11,465,000
4,500,000	A-1	North Carolina Medical Care Commission St. Joseph Mission Hospital 1.38% VRDO	4,500,000
1,400,000	A-1+	Rowan County NC IDR PCFA Double Project 1.38% VRDO	1,400,000
10,000,000	A-1+	Wake County NC GO Series B 2.50% due 4/1/05	10,068,884
7,905,000	A-1+	Winston Salem NC Water and Sewer Systems Series C 1.30% VRDO	7,905,000

			45,148,884

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Ohio - 3.6%
$5,805,000	VMIG 1*	Akron Bath Copley OH Joint Hospital District Health Care Facilities Sumner Project 1.34% VRDO	$5,805,000
7,000,000	VMIG 1*	Cincinnati OH Development Authority National Underground Rail Road Museum Series A 1.40% VRDO	7,000,000
23,700,000	A-1+	Franklin County OH Holy Cross Health System 1.36% VRDO	23,700,000
4,700,000	VMIG 1*	Mayfield OH GO BAN 2.00% due 9/16/04	4,701,583
5,500,000	A-1+	Ohio State Air Quality Development Authority Timken Project 1.35% VRDO	5,500,000
2,810,000	AA	Ohio State Building Authority Administrative Building Project 2.00% due 4/1/05	2,820,466
		Ohio State Higher Education Facilities Revenue Ashland University Project:
9,000,000	VMIG 1*	1.34% VRDO	9,000,000
6,000,000	VMIG 1*	1.37% VRDO	6,000,000

			64,527,049

Oklahoma - 0.8%
15,000,000	A-1+	Oklahoma Water Reserve Board State Loan Program 0.98% due 10/1/04	15,000,000

Oregon - 0.5%
9,550,000	VMIG 1*	Salem OR Hospital Facilities Authority Capital Manor Inc. Project 1.37% VRDO	9,550,000

Pennsylvania - 9.9%
2,990,000	NR†	Bucks County PA IDR Dunmore Corp. Project 1.50% VRDO	2,990,000
		Dauphin County PA General Authority:
10,720,000	VMIG 1*	Pooled Financing Program Series II AMBAC-Insured 1.35% VRDO	10,720,000
21,635,000	AAA	School District AMBAC-Insured 1.37% VRDO	21,635,000
2,560,000	VMIG 1*	Erie County PA Hospital Authority Senior Living Inc. Project 1.37% VRDO	2,560,000
6,810,000	A-1	Lehigh County PA General Purpose Authority The Good Shepherd Group AMBAC-Insured 1.42% VRDO	6,810,000
1,435,000	NR†	Lehigh County PA IDR Impress Industrial Project Series A 1.50% VRDO	1,435,000
67,630,000	A-1	New Garden PA General Authority Pooled Financing Program Series I AMBAC-Insured 1.35% VRDO	67,630,000
1,170,000	AA-	Northhampton County PA Higher Education Authority Revenue Lehigh University Series A 5.50% due 11/15/04	1,180,606
		Philadelphia PA Hospital and Higher Education Facilities Authority Temple East Inc. Project:
1,400,000	A-1+	Series B 1.35% MBIA-Insured VRDO	1,400,000
3,350,000	A-1	Series B 1.35% VRDO	3,350,000
3,770,000	NR†	Philadelphia PA IDR Friends of Mast School Inc. Project 1.38% VRDO	3,770,000
29,050,000	A-1+	West Cornwall Township PA Municipal Authority Pennsylvania General Government Loan Program FSA-Insured 1.36% VRDO	29,050,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Pennsylvania - 9.9% (continued)
$25,500,000	A-1+	West Cornwall Township PA Bethlehem School District FSA-Insured 1.36% VRDO	$25,500,000

			178,030,606

Rhode Island - 0.2%
2,950,000	A-1+	Rhode Island Health and Educational Building Corp. Educational Institution Paul Cuffee School 1.33% VRDO	2,950,000

South Carolina - 2.3%
11,700,000	A-1	North Charleston SC Municipal Golf Course Mortgage Revenue 1.35% VRDO	11,700,000
10,000,000	A-1+	Piedmont Municipal Power Agency SC Electric Revenues Series B5 MBIA 1.33% VRDO	10,000,000
2,545,000	Aa2*	South Carolina Education Facilities Authority Presbyterian College Project 1.33% VRDO	2,545,000
		South Carolina Jobs EDA:
2,650,000	A-1	Family YMCA Florence Project 1.38% VRDO	2,650,000
6,000,000	A-1+	Franco Manufacturing Co. Project 1.38% VRDO	6,000,000
1,000,000	NR†	Pickens County YMCA Project 1.38% VRDO	1,000,000
4,800,000	A-1+	South Carolina State HFA MFH Rental Housing East Ridge 1.44% VRDO	4,800,000
3,000,000	VMIG 1*	South Carolina State Public Service Authority MERLOT Series L MBIA-Insured PART 1.40% VRDO	3,000,000

			41,695,000

South Dakota - 0.2%
3,600,000	A1*	Watertown SD IDR Supervalue Inc. Project 1.40% VRDO	3,600,000

Tennessee - 4.6%
4,350,000	NR†	Dayton TN IDR La-Z-Boy Chair Co. Project 1.38% VRDO	4,350,000
1,945,000	A-1+	Memphis TN GO Series A 1.38% VRDO	1,945,000
		Metropolitan Government Nashville and Davidson County TN GO:
7,500,000	VMIG 1*	1.32% VRDO	7,500,000
9,000,000	A-1+	0.96% due 9/2/04 TECP	9,000,000
5,000,000	A-1+	0.98% due 9/10/04 TECP	5,000,000
7,000,000	VMIG 1*	Munitops Series 1999-01 FGIC-Insured PART 1.39% VRDO	7,000,000
4,000,000	Aa1*	Rutherford County TN IDR Outboard Marine Project 1.37% VRDO Sevier County TN PBA Local Government Improvement AMBAC-Insured:	4,000,000
5,200,000	VMIG 1*	III-A-6 1.34% VRDO	5,200,000
10,000,000	VMIG 1*	III-G-1 1.34% VRDO	10,000,000
9,945,000	NR†	Shelby County TN HFA MFH Kirby Parkway Apartments 1.33% VRDO	9,945,000
8,000,000	A-1+	Tennessee School Board Authority Series A 1.17% due 10/6/04 TECP	8,000,000
11,490,000	VMIG 1*	Tusculum TN Health Educational & Housing Facilities Board Tusculum College Project 1.33% VRDO
			11,490,000

			83,430,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas - 16.6%
$7,670,000	A-1	Austin TX Utility System Series 498 FSA-Insured PART 1.36% VRDO	$7,670,000
		Austin TX Wastewater PART:
15,590,000	A-1	MSTC Series 9009 FSA-Insured 1.41% VRDO	15,590,000
730,000	VMIG 1*	Munitop Series 2000-10 MBIA-Insured PART 1.39% VRDO	730,000
13,000,000	VMIG 1*	Barbers Hill TX ISD GO Munitops Series 1998-24 PSFG PART 1.39% VRDO	13,000,000
10,000,000	VMIG 1*	Comal TX ISD GO Munitop Series 1999-9 PSFG PART 1.39% VRDO	10,000,000
		Dallas Texas Water & Sewer Services Series B TECP:
8,573,000	A-1+	1.10% due 9/8/04	8,573,000
7,330,000	A-1+	1.12% due 9/15/04	7,330,000
4,700,000	A-1+	Denton TX ISD GO Series B PSFG 1.55% due 8/15/05	4,700,000
15,000,000	A-1+	Garland TX GO Series 2002 1.20% due 12/6/04 TECP	15,000,000
		Grand Prairie TX ISD GO PSFG:
4,265,000	AAA	1.60% due 8/1/05	4,265,000
9,990,000	VMIG 1*	Munitops Series 2000-20 PART 1.33% due 1/12/05	9,990,000
		Gulf Coast Waste Disposal Authority TX BP Amoco Oil Project:
4,000,000	A-1+	0.95% due 9/1/04	4,000,000
3,280,000	AAA	1.50% due 1/15/05	3,281,503
9,675,000	P-1	Harris County TX Flood Control District TECP 1.32% due 9/21/04	9,675,000
6,200,000	A-1+	Harris County TX Sports Authority Special Revenue Series C
		MBIA-Insured 1.35% VRDO	6,200,000
3,400,000	A-1	Harris County TX Toll Road Senior Lien Series E 1.40% due 10/21/04	3,400,000
9,225,000	A-1+	Hockley County TX IDC BP Amoco Project 0.90% due 9/1/04	9,225,000
		Houston TX GO TECP:
14,000,000	A-1+	Series A 1.30% due 11/9/04	14,000,000
3,000,000	A-1+	Series B 1.25% due 10/7/04	3,000,000
10,000,000	A-1	Series D 1.30% due 11/9/04	10,000,000
5,000,000	VMIG 1*	Houston TX ISD GO Munitops Series 2000-11 PSFG PART 1.45% VRDO	5,000,000
7,965,000	A-1	Houston TX Water and Sewer Systems, MERLOT Series A MBIA-Insured PART 1.40% VRDO	7,965,000
5,500,000	VMIG 1*	Leander TX ISD GO Munitops Series 2002-16 PSFG PART 1.39% VRDO	5,500,000
10,000,000	A-1+	Lewisville TX ISD GO Series SGA 134 PSFG PART 1.40% VRDO	10,000,000
3,400,000	NR†	McAllen TX Health Facilities Development Corp. McAllen Associates 1.48% VRDO	3,400,000
895,000	NR†	North Central TX Health Facility Los Barrios Unidos Community 1.35% VRDO	895,000
10,130,000	A-1	Pflugerville TX ISD GO Series 565 PSFG PART 1.36% VRDO	10,130,000
3,700,000	A-1+	Plano TX Health Facilities Presbyterian Health Care MBIA-Insured 1.21% due 11/15/04 TECP	3,700,000

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas - 16.6% (continued)
$8,560,000	A-1+	Plano TX ISD GO PSFG 1.42% due 5/5/05	$8,560,000
8,990,000	A-1	San Antonio TX Electric and Gas Revenue MSTC Series 9005 FSA-Insured PART 1.41% VRDO	8,990,000
25,000,000	SP-1+	Texas State TRAN GO 3.00% due 8/31/05	25,343,307
40,000,000	VMIG 1*	Tyler TX Health Facilities Development Corp. Mother Frances Hospital Series B 1.33% VRDO	40,000,000
3,000,000	A-1+	University of North Texas Series SGA 146 FSA-Insured PART 1.40% VRDO	3,000,000
5,265,000	A-1+	Yoakum County TX IDC PCR BP Amoco Project 1.15% due 11/1/04	5,265,000

			297,377,810

Utah - 0.3%
5,100,000	A-1+	Utah County UT Heritage Schools Project Series A 1.38% VRDO	5,100,000

Virginia - 1.2%
10,000,000	A-1	Alexandria VA IDR Institute for Defense Series B AMBAC-Insured 1.42% VRDO	10,000,000
7,910,000	A-1	Arlington VA GO PART 1.36% VRDO	7,910,000
3,500,000	A-1+	Chesapeake VA Hospital Authority Revenue 1.33% VRDO	3,500,000

			21,410,000

Washington - 2.2%
2,000,000	NR†	Bremerton WA Kitsap Regional Conference Center 1.38% VRDO	2,000,000
2,270,000	VMIG 1*	Central Puget Sound WA Regional Transit Authority Series 360 FGIC-Insured PART 1.38% VRDO	2,270,000
3,200,000	A-1+	Everett WA IDC Exempt Facilities Kimberly-Clark Corp. Project 1.35% VRDO	3,200,000
1,000,000	AAA	Seattle WA GO Series B 5.00% due 12/1/04 TECP	1,009,772
2,610,000	AAA	Washington State COP Dept. of Personnel MBIA-Insured 3.00% due 7/1/05	2,637,800
		Washington State Health Care Authority:
19,700,000	A-1+	Catholic Health Initiatives Series B 1.36% VRDO	19,700,000
3,900,000	VMIG 1*	National Healthcare 1.35% VRDO	3,900,000
		Washington State HFC:
2,000,000	A-1+	Overlake School Project 1.32% VRDO	2,000,000
2,725,000	NR†	United Way King County Project 1.38% VRDO	2,725,000

			39,442,572

Wisconsin - 0.9%
6,500,000	A-1+	University WI Hospital and Clinic Authority 1.35% VRDO	6,500,000
5,000,000	VMIG-1*	Wisconsin School District Cash Flow Management Program Series B-1 2.00% due 11/1/04	5,006,994
4,000,000	A-1+	Wisconsin State HEFA Northland College 1.32% VRDO	4,000,000

			15,506,994

See Notes to Schedule of Investments.

MUNICIPAL PORTFOLIO

Schedule of Investments (unaudited) (continued)	August 31, 2004

TOTAL INVESTMENTS - 99.9% (Cost - $1,789,719,898**)	$1,789,719,898
Assets in Excess of Liabilities - 0.1%	1,085,048

TOTAL NET ASSETS - 100.0%	$1,790,804,946

(a)	All ratings are by Standard & Poor’s Ratings Service (“Standard & Poor’s”), except those identified by an asterisk (*), which are rated by Moody’s Investors Service, Inc. (“Moody’s”).

†	Security has not been rated by either Standard & Poor’s or Moody’s. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.

**	Aggregate cost for Federal income tax purposes is substantially the same.

See page 17 through 20 for definitions and certain security descriptions.

Summary of Investments by Industry***
General Obligation	20.3%
Hospital	14.5
Education	13.6
Industrial Development Revenue	8.3
Water and Sewer	7.3
Finance	5.6
Utilities	3.0
Pollution Control Revenue	2.9
Multifamily Housing	2.9
Transportation	2.2
Other	19.4

100.0%

***	As a percentage of total net assets. Please note that Fund holdings are as of August 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa”, where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

NR — Indicates that the bond is not rated by Moody’s or Standard & Poor’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Short-Term Security Ratings (unaudited) (continued)

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

AMBAC	— American Municipal Bond
Assurance Indemnity Corporation
BAN	— Bond Anticipation Notes
CDA	— Community Development Administration
COP	— Certificate of Participation
DFA	— Development Finance Authority
EDA	— Economic Development Authority
EDB	— Economic Development Board
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
EMCP	— Extended Municipal Commercial Paper
ETM	— Escrowed to Maturity
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Federal Security Assurance
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health and Educational Facilities Authority
HEHF	— Health Education and Housing Facilities
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
HFD	— Housing Finance and Development
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
ISD	— Independent School District
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Security Trust Certificate
MTA	— Metropolitan Transportation Authority
PART	— Partnership Structure
PBA	— Public Building Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranteed
RAN	— Revenue Anticipation Notes
RAW	— Revenue Anticipation Warrants
RDA	— Redevelopment Agency
STEM	— Short-Term Extendable Maturity
TAN	— Tax Anticipation Notes
TECP	— Tax-Exempt Commercial Paper
TFA	— Transitional Finance Authority

Abbreviations* (unaudited) (continued)

TOB	— Tender Option Bonds
TRAN	— Tax and Revenue Anticipation Notes
USD	— United School District
VHA	— Veterans Housing Authority
VRDO	— Variable-Rate Demand Obligation
XLCA	— XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedules of Investments.

Notes to the Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company consists of three separate diversified investment funds (“Funds”): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Transactions in money market instruments and government obligations are accounted for on trade date. The Funds use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Institutional Cash Management Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	October 28, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	October 28, 2004